Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

April 30, 2011

Dates Covered
Collections Period	04/01/11 - 04/30/11
Interest Accrual Period	04/15/11 - 05/15/11
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/11	781,219,673.58	49,186
Yield Supplement Overcollateralization Amount at 03/31/11	36,332,695.79	0

Receivables Balance at 03/31/11	817,552,369.37	49,186
Principal Payments	24,034,768.11	1,055
Defaulted Receivables	536,227.21	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/11	34,891,828.14	0

Pool Balance at 04/30/11	758,089,545.91	48,107

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	5,077,803.13	448
Past Due 61-90 days	688,359.83	52
Past Due 91 + days	86,136.09	6

Total	5,852,299.05	506

Total 31+ Delinquent as % Ending Pool Balance	0.77%

Recoveries	381,503.20

Aggregate Net Losses - April 2011	154,724.01

Overcollateralization Target Amount	45,485,372.75
Actual Overcollateralization	35,828,390.17

Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	6.20%
Weighted Average Remaining Term	55.28

Flow of Funds	$ Amount

Collections	27,120,953.90
Advances	14,170.22
Investment Earnings on Cash Accounts	4,093.64
Servicing Fee	(681,293.64)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	26,457,924.12

Distributions of Available Funds
(1) Class A Interest	549,800.08
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	25,810,454.92
(9) Distribution to Certificateholders	0.00
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	26,457,924.12

Servicing Fee	681,293.64
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 04/15/11	748,071,610.66
Principal Paid	25,810,454.92
Note Balance @ 05/16/11	722,261,155.74

Class A-1
Note Balance @ 04/15/11	150,343,610.66
Principal Paid	25,810,454.92
Note Balance @ 05/16/11	124,533,155.74
Note Factor @ 05/16/11	61.9567939%

Class A-2
Note Balance @ 04/15/11	208,000,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	208,000,000.00
Note Factor @ 05/16/11	100.0000000%

Class A-3
Note Balance @ 04/15/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	213,000,000.00
Note Factor @ 05/16/11	100.0000000%

Class A-4
Note Balance @ 04/15/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	127,995,000.00
Note Factor @ 05/16/11	100.0000000%

Class B
Note Balance @ 04/15/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	24,366,000.00
Note Factor @ 05/16/11	100.0000000%

Class C
Note Balance @ 04/15/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	24,367,000.00
Note Factor @ 05/16/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	647,469.20
Total Principal Paid	25,810,454.92

Total Paid	26,457,924.12

Class A-1
Coupon	0.29442%
Interest Paid	38,116.37
Principal Paid	25,810,454.92

Total Paid to A-1 Holders	25,848,571.29

Class A-2
Coupon	0.64000%
Interest Paid	110,933.33
Principal Paid	0.00

Total Paid to A-2 Holders	110,933.33

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8106254
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.3144486

Total Distribution Amount	33.1250740

A-1 Interest Distribution Amount	0.1896337
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	128.4102235

Total A-1 Distribution Amount	128.5998572

A-2 Interest Distribution Amount	0.5333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5333333

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/11	41,809.71
Balance as of 04/30/11	55,979.93
Change	14,170.22

Reserve Account
Balance as of 04/15/11	2,064,965.17
Investment Earnings	223.86
Investment Earnings Paid	(223.86)
Deposit/(Withdrawal)	—
Balance as of 05/16/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17